Notes Receivable (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Notes receivable (net of reserves) related to vacation ownership loans
Net notes receivable	$ 623	$ 619
Less: current portion
Notes Receivable Noncurrent	539	540
Vacation Ownership Interest Securitized [Member]
Notes receivable (net of reserves) related to vacation ownership loans
Net notes receivable	510	467
Less: current portion
Notes receivable, current	(64)	(59)
Vacation Ownership Interest Unsecuritized [Member]
Notes receivable (net of reserves) related to vacation ownership loans
Net notes receivable	113	152
Less: current portion
Notes receivable, current	$ (20)	$ (20)